GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Portfolios

Class A, Institutional, Service, Investor, Class R and Class R6 Shares

of the

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated February 19, 2019 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated December 28, 2018

Effective immediately, Raymond Chan will no longer serve as a portfolio manager for the Portfolios. In addition, effective immediately, Scott de Haai will serve as a portfolio manager for the Portfolios. Christopher Lvoff will continue to serve as a portfolio manager for the Portfolios.

Accordingly, effective immediately, the Portfolios’ disclosures are modified as follows:

All references to Mr. Chan in the Prospectus and SAI are deleted in their entirety.

The following replaces in its entirety the “Summary—Portfolio Management” section of each Portfolio in the Prospectus:

Portfolio Managers: Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018; and Scott de Haai, CFA, Vice President, has managed the Portfolio since 2019.

The sentence prior to the table in the “Service Providers—Portfolio Managers” section of the Prospectus is deleted. In addition, the following row is added to the table in the “Service Providers—Portfolio Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Scott de Haai, CFA Vice President

Portfolio Manager—

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio

		Since 2019 2019 2019 2019 2019 2019 2019 2019 2019	Mr. de Haai is a portfolio manager focusing on multi-asset funds within the Global Portfolio Solutions (GPS) Group in GSAM. Prior to joining GPS in 2014, Mr. de Haai was a senior portfolio manager/quantitative analyst at Mellon Capital Management in San Francisco focused on global tactical asset allocation and multi-asset strategies.

This Supplement should be retained with your Prospectus and SAI for future reference.

TARGDATETBDSTK 02-19